Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	$ (3,888)				$ (3,145)					$ (14,305)	$ (7,988)	$ (6,518)
Net earnings (loss) attributable to common shareholders, Discontinued operations	(1,007)				(1,477)					926	(10,931)	(5,541)
Net earnings (loss) attributable to common shareholders - total	$ (4,895)	$ (7,250)	$ (3,102)	$ 1,595	$ (4,622)	$ (8,592)	$ (1,781)	$ (4,478)	$ (4,068)	$ (13,379)	$ (18,919)	$ (12,059)
Weighted average number of common shares - basic	2,887,616				2,883,804					2,885,041	2,872,218	2,819,548
Net earnings (loss) attributable to common shareholders per weighted average common share, Continuing operations										$ (4.96)	$ (2.78)	$ (2.31)
Net income (loss) attributable to common shareholders per weighted average common share, Discontinued operations										$ 0.32	$ (3.81)	$ (1.97)
EPS Basic and Diluted	$ (1.70)	$ (2.51)	$ (1.08)	$ 0.55	$ (1.60)	$ (2.99)	$ (0.62)	$ (1.56)	$ (1.42)	$ (4.64)	$ (6.59)	$ (4.28)